Business Combinations - Acquisition of rehabilitation business (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combinations
Goodwill	¥ 389,131		¥ 484,564	¥ 539,490
Rehabilitation Business | MEDIROM Rehab Solutions Inc.
Business Combinations
Accounts Receivable		¥ 10,921
Other Current Assets		1,780
Property and Equipment		28,089
Intangible Assets		14,064
Right-of-use Assets		34,453
Lease and Guarantee Deposits		7,626
Total assets acquired		96,933
Current Liabilities		55,005
Asset retirement obligation		3,991
Lease liability		34,453
Provision for Paid Annual Leave		4,460
Total liabilities assumed		97,909
Net liabilities assumed		976
Fair value of the consideration transferred		21,348
Goodwill		¥ 22,324
Revenue	156,006
Earnings	¥ 30,675